Stockholders’ Deficit (Details Narrative) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Common stock, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	3,445,000	3,445,000	3,445,000	3,445,000
Common stock, shares outstanding	3,445,000	3,445,000	3,445,000	3,445,000
Temporary equity shares redemption	277,511	72,601	277,511	2,562,567
Warrants price per share	$ 9.50	$ 9.50	$ 9.50
Redemption of warrants price per share	$ 16.50	$ 16.50	$ 16.50
Sale of stock, percentage	60.00%	60.00%	60.00%
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants price per share	$ 0.01	$ 0.01	$ 0.01
Sale of stock, percentage	165.00%	165.00%	165.00%
Public Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	11,500,000	11,500,000	11,500,000	11,500,000
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	570,000	570,000	570,000	570,000